Income Taxes - Income (loss) before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
U.S.			$ (51,607)	$ (28,573)	$ (147,196)
International			(3,743)	3,897	786
Loss before income taxes	$ (8,685)	$ (6,289)	$ (55,350)	$ (24,676)	$ (146,410)